Fair value of financial instruments	12 Months Ended
Dec. 31, 2025
Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments	Fair values of financial instruments
a)Assets and liabilities measured at fair value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2025 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	315,467,772	315,467,772	259,373,317	56,094,455	—
- Derivatives	38,865,250	38,865,250	11,792,046	27,073,204	—
- Equity instruments	11,794,486	11,794,486	11,794,486	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	3,084,239,647	3,084,239,647	2,727,544,858	356,694,789	—
- Equity instruments	10,729,531	10,729,531	4,294,797	1,374,295	5,060,439
Total	3,461,096,686	3,461,096,686	3,014,799,504	441,236,743	5,060,439

Financial liabilities at fair value through profit or loss

Derivatives	6,495,701	6,495,701	4,148,017	2,347,684	—
Total	6,495,701	6,495,701	4,148,017	2,347,684	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2024 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	120,757,396	120,757,396	108,311,232	12,446,164	—
- Derivatives	12,975,192	12,975,192	1,133,198	11,841,994	—
- Equity instruments	11,713,449	11,713,449	11,713,449	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	3,238,293,701	3,238,293,701	3,141,426,789	93,199,886	3,667,026
- Equity instruments	5,923,047	5,923,047	—	1,013,562	4,909,485
Total	3,389,662,785	3,389,662,785	3,262,584,668	118,501,606	8,576,511

Financial liabilities at fair value through profit or loss
Derivatives	5,075,959	5,075,959	—	5,075,959	—
Total	5,075,959	5,075,959	—	5,075,959	—
Financial assets at fair value mainly consist of BCRA Liquidity Bills and Argentine Government Bonds, together with a minor share in Argentine Treasury Bills, Corporate Bonds and Equity Instruments. Likewise, financial derivatives are classified at fair value, which include futures that are valued at the price of the market where they are traded (A3) and foreign currency NDF (non-delivery forwards) and interest rate swaps.
b)Transfers between hierarchy levels
The Entity monitors the availability of market information in order to assess the category of financial instruments in the different hierarchies at fair value, as well as the resulting determination of inter-level transfers at each closing, considering the comparison of hierarchy levels of the current year versus previous year levels.
b.1) Transfers from Level 1 to Level 2
The following instruments measured at fair value were transferred from Level 1 to Level 2 of the fair value hierarchy as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026	1,475,644	—

b.2) Transfers from Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Corporate Bond 360 Energy Solar S.A. Series 4 in USD at a fixed interest rate. Maturity 10-30-2027	3,353,010	—
Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028	3,422,332	—
Corporate Bond Minera EXAR Series 1 in USD. Maturity 11-11-2027	2,873,434	—
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028	2,804,442	—
The hierarchy level of the instruments detailed above was compared with the previous year levels.
The transfer is due to the fact that the bonds were listed on the market the number of days necessary to be considered Level 1. As of December 31, 2024, there were no transfers from Level 2 to Level 1.
b.3) Valuation techniques for Levels 2 and 3
The valuation techniques used for Level 2 securities require observable market data: the spot discount curve in pesos, the spot discount curve in US dollars, the discount curves of corporate bonds in US dollars (one of the energy sector and the other of several industries), the discount curve of Dollar-linked corporate bonds, CER discount curve, the yield curve in pesos arising from A3. futures, the yield curve in pesos arising from futures traded by ICAP Broker, the Overnight Index Swap (OIS) international dollar curve, the yield curve in euros, Badlar rate, TAMAR rate, UVA index, CER index and the spot selling exchange rates published by Banco de la Nación Argentina (BNA) and the Communication “A” 3500 dollar. Below is a detail of valuation techniques for each financial product:
Fixed Income
The determination of fair value prices set forth by the Bank for fixed income consists of considering reference market prices from A3, as the primary source and BYMA as the secondary source for quotes from the last business day at the end of the month. This criteria adjustment aims to ensure that the month-end amount reflects a valuation more accurately aligned with the market value.
The pricing process with these hierarchies is maintained over the last 10 business days, prioritizing the price from A3 and then the price from BYMA according to timeliness. For example, a quote in BYMA on T-1 is considered above a quote in A3 on T-2.
For Argentine Treasury bonds and bills, if the bonds have not traded for the last 10 business days in A3 or BYMA, fair value is determined by discounting cash flows using the pertinent discount curve.
Corporate Bonds in US dollars, if bonds have not traded for the last 10 business in A3 or BYMA, they are valued at the present value of the future cash flows with the discount curve that corresponds to the type of industry or sector. The same criteria applies to the case of Corporate Bonds that are Dollar Link, except that in this case the discount curve used is the dollar linked curve.
Swaps
For swaps, the theoretical valuation consists in discounting future cash flows using the interest rate, according to the curve estimated on the basis of fixed-rate peso-denominated bonds and bills issued by the Argentine Government and/or alternatively in case there are no bonds in pesos of some comparable issuer with a market price (Province of Buenos Aires or City of Buenos Aires Bonds).
Non-Deliverable Forwards (“NDFs”)
The fair value of NDFs consists of discounting the future cash flows to be exchanged pursuant to the contract, using a discount curve that will depend on the currency of each cash flow. The result is then calculated by subtracting the present values in pesos, estimating the value in pesos based on the applicable spot exchange rate, depending on whether the contract is local or offshore.
For local peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by Banco de la Nación Argentina (“BNA”). Cash flows in U.S. dollars are discounted using the Overnight Index Swap (OIS) international dollar yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the U.S. dollar spot selling exchange rate published by BNA.
For local peso-euro swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from the prices of ROFEX futures and the U.S. dollar spot selling exchange rate published by BNA. Cash flows in euros are discounted using the yield curve in euros. Then, the present value of cash flows in euros is netted by converting such cash flows into pesos using the euro spot selling exchange rate published by BNA.
For offshore peso-dollar swap contracts, cash flows in pesos are discounted using the yield curve in pesos resulting from market quoted forward prices sourced from ICAP Broker. Cash flows in dollars are discounted using the OIS yield curve. Then, the present value of cash flows in dollars is netted by converting such cash flows into pesos using the Emerging Markets Traders Association (EMTA) U.S. dollar spot exchange rate.
The valuation techniques used for Level 3 financial assets require the use of variables that are not based on observable market inputs. Below is a detail of the valuation techniques used for each financial asset:
Investments in Equity Instruments
Investments in equity instruments for which the Group has no control, joint control or a significant influence are measured at fair value through profit or loss and at fair value through other comprehensive income based on the latest information available of these companies.
Corporate Bonds
For corporate bonds (ONs) in pesos held in the portfolio and classified as Level 3, the valuation criteria is as follows:
Latest available market price (or the subscription price in the event the security has not traded in the market since its issuance date) adding the accrued interest to date. In cases where the security has gone ex-coupon, the “clean” price is calculated. In cases where principal amortization has occurred, such amortization is deducted and the “dirty” price is recalculated by accruing interest until the fiscal year-end. For this period, no corporate bonds were classified under this level.
b.4) Reconciliation of opening and ending balances of Level 3 assets and liabilities at fair value
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Balance at the beginning of the fiscal year	8,576,511	19,314,068
Private securities - Corporate bonds	(2,787,594)	(2,503,600)
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	—	(656,042)
Equity instruments	1,328,354	2,866,836
Net monetary inflation adjustment	(2,056,832)	(10,444,751)
Balance at year-end	5,060,439	8,576,511
c)Fair value of Assets and Liabilities not measured at fair value
Below is a description of methodologies and assumptions used to assess the fair value of the main financial instruments not measured at fair value, when the instrument does not have a quoted price in a known market.
•Assets and liabilities with fair value similar to their accounting balance
For financial assets and financial liabilities maturing in less than three months, it is considered that the accounting balance is similar to fair value.
•Fixed rate financial instruments
The fair value of financial assets was assessed by discounting future cash flows from market rates at each measurement date for financial instruments with similar characteristics, adding a liquidity premium (non-observable input) that expresses the added value or additional cost necessary to dispose of the asset.
•Variable rate financial instruments
For financial assets and financial liabilities accruing a variable rate, it is considered that the accounting balance is similar to the fair value.
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2025 is detailed below:

	Book value	Carrying amount presented as fair value	Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	4,752,284,950	4,752,284,950	4,752,284,950	—	—
Other financial assets	727,280,010	727,280,010	727,280,010	—	—
Debt securities	583,277,961	—	593,116,409	593,116,409	—
Loans and advances	14,448,211,657	3,152,686	15,185,076,086	269,690,259	14,912,233,141

Financial liabilities

Deposits	17,205,076,066	10,428,091,193	17,280,435,013	—	6,852,343,820
Repurchase agreements	468,228,307	468,228,307	468,228,307	—	—
Other financial liabilities	1,775,679,896	1,775,679,896	1,775,679,896	—	—
Bank loans	826,663,992	—	868,004,121	868,004,121	—
Debt securities issued	615,321,191	—	655,659,780	655,659,780	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2024 is detailed below:

	Book value	Carrying amount presented as fair value	Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets
Cash and cash equivalents	3,714,135,212	3,714,135,212	3,714,135,212	—	—
Other financial assets	776,541,869	776,541,869	776,541,869	—	—
Debt securities	200,648,357	—	211,282,379	211,282,379	—
Loans and advances	9,916,843,857	1,269,080	10,417,817,161	91,383,844	10,325,164,237
Financial liabilities

Deposits	13,062,299,276	8,825,094,041	13,130,190,643	—	4,305,096,602
Other financial liabilities	1,572,445,423	1,572,445,423	—	—	—
Bank loans	264,320,232	—	261,734,995	261,734,995	—
Debt securities issued	152,462,334	—	154,281,336	154,281,336	—